Disclosure of condensed financial information related to guaruanteed debt securities (Tables)	6 Months Ended
Jun. 30, 2019
Condensed consolidated financial information related to guaranteed debt securities [abstract]
Disclosure of condensed consolidated income statement [Table Text Block]
CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
First half 2019 (unaudited, in USD million)

Revenues and other income	20,973	11,479	12,459	(11,435)	33,476
Net income/(loss) from equity accounted companies	3,071	453	83	(3,504)	103

Total revenues and other income	24,044	11,932	12,542	(14,940)	33,578

Total operating expenses	(21,050)	(4,723)	(10,925)	11,372	(25,326)

Net operating income/(loss)	2,994	7,209	1,618	(3,569)	8,252

Net financial items	654	(185)	(46)	(274)	149

Income/(loss) before tax	3,648	7,024	1,572	(3,843)	8,401

Income tax	(185)	(4,676)	(298)	(54)	(5,213)

Net income/(loss)	3,463	2,348	1,273	(3,896)	3,188

Other comprehensive income/(loss)	320	169	117	(10)	596

Total comprehensive income/(loss)	3,782	2,517	1,391	(3,907)	3,783

CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
First half 2018 (unaudited, in USD million)

Revenues and other income	25,889	11,860	13,527	(13,370)	37,906
Net income/(loss) from equity accounted companies	2,722	(145)	85	(2,548)	114

Total revenues and other income	28,611	11,715	13,612	(15,919)	38,019

Total operating expenses	(25,791)	(4,819)	(11,911)	13,297	(29,224)

Net operating income/(loss)	2,820	6,895	1,702	(2,622)	8,795

Net financial items	(221)	(272)	(162)	(82)	(737)

Income/(loss) before tax	2,598	6,624	1,539	(2,702)	8,059

Income tax	(12)	(5,137)	(409)	5	(5,553)

Net income/(loss)	2,587	1,486	1,130	(2,697)	2,506

Other comprehensive income/(loss)	(224)	(99)	(150)	331	(142)

Total comprehensive income/(loss)	2,362	1,387	980	(2,365)	2,364

CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2018 (unaudited, in USD million)

Revenues and other income	51,567	25,365	29,374	(27,004)	79,301
Net income/(loss) from equity accounted companies	7,832	1,065	262	(8,868)	291

Total revenues and other income	59,399	26,430	29,636	(35,872)	79,593

Total operating expenses	(51,596)	(10,138)	(24,862)	27,140	(59,456)

Net operating income/(loss)	7,803	16,292	4,774	(8,732)	20,137

Net financial items	(1,300)	(274)	(505)	817	(1,263)

Income/(loss) before tax	6,503	16,018	4,269	(7,916)	18,874

Income tax	219	(10,719)	(786)	(49)	(11,335)

Net income/(loss)	6,722	5,299	3,483	(7,965)	7,538

Other comprehensive income/(loss)	(867)	(334)	(620)	140	(1,681)

Total comprehensive income/(loss)	5,855	4,965	2,863	(7,825)	5,857

Disclosure of condensed consolidated Balance Sheet [Table Text Block]
CONDENSED CONSOLIDATED BALANCE SHEET
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
At 30 June 2019 (unaudited, in USD million)

ASSETS
Property, plant, equipment and intangible assets	1,971	37,473	43,559	(43)	82,960
Equity accounted companies	47,298	23,721	1,767	(69,916)	2,870
Other non-current assets	3,224	346	6,472	(264)	9,778
Non-current financial receivables from subsidiaries	25,843	0	24	(25,867)	0

Total non-current assets	78,335	61,540	51,821	(96,087)	95,609

Current receivables from subsidiaries	3,064	9,691	10,341	(23,096)	0
Other current assets	16,634	740	5,921	(333)	22,962
Cash and cash equivalents	3,531	52	1,824	(0)	5,406

Total current assets	23,229	10,483	18,086	(23,430)	28,368

Total assets	101,564	72,022	69,907	(119,516)	123,977

EQUITY AND LIABILITIES
Total equity	45,013	29,219	41,077	(70,278)	45,031

Non-current liabilities to subsidiaries	21	14,114	11,731	(25,866)	(0)
Other non-current liabilities	29,643	20,680	9,099	(275)	59,147

Total non-current liabilities	29,665	34,794	20,830	(26,142)	59,147

Other current liabilities	7,695	7,370	4,735	(1)	19,799
Current liabilities to subsidiaries	19,192	639	3,265	(23,096)	(0)

Total current liabilities	26,886	8,009	8,000	(23,096)	19,799

Total liabilities	56,551	42,803	28,830	(49,238)	78,946

Total equity and liabilities	101,564	72,022	69,907	(119,516)	123,977

CONDENSED CONSOLIDATED BALANCE SHEET
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
At 30 June 2018 (unaudited, in USD million)

ASSETS
Property, plant, equipment and intangible assets	514	35,306	41,499	(23)	77,296
Equity accounted companies	41,574	22,704	1,459	(63,067)	2,670
Other non-current assets	3,297	388	5,317	(51)	8,951
Non-current financial receivables from subsidiaries	26,232	(0)	23	(26,255)	0

Total non-current assets	71,616	58,398	48,298	(89,394)	88,918

Current receivables from subsidiaries	3,214	4,461	11,219	(18,894)	0
Other current assets	13,523	1,081	5,358	(580)	19,382
Cash and cash equivalents	4,893	7	1,178	0	6,078

Total current assets	21,629	5,549	17,755	(19,473)	25,460

Total assets	93,246	63,947	66,052	(108,867)	114,378

EQUITY AND LIABILITIES
Total equity	41,018	23,133	40,454	(63,562)	41,043

Non-current liabilities to subsidiaries	21	14,756	11,478	(26,255)	0
Other non-current liabilities	28,959	17,053	7,873	(133)	53,752

Total non-current liabilities	28,979	31,808	19,351	(26,386)	53,752

Other current liabilities	8,600	7,575	3,432	(24)	19,583
Current liabilities to subsidiaries	14,647	1,431	2,815	(18,893)	0

Total current liabilities	23,248	9,006	6,247	(18,918)	19,583

Total liabilities	52,227	40,814	25,598	(45,304)	73,335

Total equity and liabilities	93,246	63,947	66,052	(108,867)	114,378

CONDENSED CONSOLIDATED BALANCE SHEET
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
At 31 December 2018 (unaudited, in USD million)

ASSETS
Property, plant, equipment and intangible assets	502	33,309	41,140	(17)	74,934
Equity accounted companies	46,828	23,668	1,697	(69,330)	2,863
Other non-current assets	2,741	381	5,572	(39)	8,655
Non-current financial receivables from subsidiaries	25,524	0	22	(25,547)	0

Total non-current assets	75,595	57,358	48,432	(94,933)	86,452

Current receivables from subsidiaries	2,379	6,529	13,215	(22,123)	0
Other current assets	13,082	927	4,780	(288)	18,501
Cash and cash equivalents	6,287	27	1,242	0	7,556

Total current assets	21,747	7,483	19,237	(22,411)	26,056

Total assets	97,342	64,841	67,668	(117,343)	112,508

EQUITY AND LIABILITIES
Total equity	42,970	26,706	42,838	(69,524)	42,990

Non-current liabilities to subsidiaries	20	13,847	11,679	(25,547)	(0)
Other non-current liabilities	28,416	17,033	7,536	(71)	52,914

Total non-current liabilities	28,436	30,880	19,216	(25,618)	52,914

Other current liabilities	6,955	6,511	3,216	(78)	16,605
Current liabilities to subsidiaries	18,981	744	2,398	(22,123)	(0)

Total current liabilities	25,936	7,256	5,614	(22,201)	16,605

Total liabilities	54,372	38,135	24,830	(47,819)	69,519

Total equity and liabilities	97,342	64,841	67,668	(117,343)	112,508

Disclosure of Condensed Cash Flow Statement [Table Text Block]
CONDENSED CONSOLIDATED CASH FLOW STATEMENT
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
First half 2019 (unaudited, in USD million)

Cash flows provided by (used in) operating activities	2,358	5,292	2,894	(2,750)	7,795
Cash flows provided by (used in) investing activities	(3,163)	(2,306)	(3,723)	789	(8,403)
Cash flows provided by (used in) financing activities	(1,975)	(2,962)	1,407	1,961	(1,569)

Net increase (decrease) in cash and cash equivalents	(2,780)	25	578	0	(2,177)

Effect of exchange rate changes on cash and cash equivalents	(4)	0	4	0	0
Cash and cash equivalents at the beginning of the period (net of overdraft)	6,287	27	1,242	0	7,556

Cash and cash equivalents at the end of the period (net of overdraft)	3,504	52	1,824	0	5,379

	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
First half 2018 (unaudited, in USD million)

Cash flows provided by (used in) operating activities	4,020	7,409	3,034	(4,386)	10,077
Cash flows provided by (used in) investing activities	3,005	(5,954)	(3,900)	1,888	(4,961)
Cash flows provided by (used in) financing activities	(5,532)	(1,500)	1,501	2,498	(3,033)

Net increase (decrease) in cash and cash equivalents	1,493	(46)	635	0	2,083

Effect of exchange rate changes on cash and cash equivalents	(430)	25	(61)	0	(466)
Cash and cash equivalents at the beginning of the period (net of overdraft)	3,759	27	603	0	4,390

Cash and cash equivalents at the end of the period (net of overdraft)	4,822	7	1,177	0	6,006

	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2018 (unaudited, in USD million)

Cash flows provided by (used in) operating activities	4,565	12,421	7,224	(4,516)	19,694
Cash flows provided by (used in) investing activities	1,046	(8,281)	(6,649)	2,672	(11,212)
Cash flows provided by (used in) financing activities	(2,840)	(4,140)	112	1,844	(5,024)

Net increase (decrease) in cash and cash equivalents	2,771	0	687	0	3,458

Effect of exchange rate changes on cash and cash equivalents	(243)	0	(49)	0	(292)
Cash and cash equivalents at the beginning of the period (net of overdraft)	3,759	27	603	0	4,390

Cash and cash equivalents at the end of the period (net of overdraft)	6,287	27	1,242	0	7,556